SHORT-TERM BORROWING	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SHORT-TERM BORROWING

10.	SHORT-TERM BORROWING

In November 2025, Julong Online entered into a loan facility agreement with Beijing Bank with borrowing credit of RMB10,000,000, bearing interest rate of 3.0% per annum with a maturity date in November 2026.